Expense Example - Class A C I P R R6 T and W Shares - Voya Global Bond Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	340	555	788	1,456	268	546	948	2,074	66	212	371	833	15	158	313	763	117	391	685	1,523	63	199	346	774	340	555	788	1,456	66	234	416	943